Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Changes in Carrying Amount of Intangible Assets

The changes in the carrying amount of intangible assets during the years ended December 31, 2014, 2013 and 2012 are as follows:

Balance as of December 31, 2011	$46,675
Amortization expense of step acquisition adjustment related to lease contracts (1)	33
Amortization expense	(5,020)
Reduction arising from the relinquishment of management rights from the purchase of containers from institutional investors	(8,305)

Balance as of December 31, 2012	33,383
Amortization expense	(4,226)

Balance as of December 31, 2013	29,157
Amortization expense	(4,010)
Reduction arising from the relinquishment of management rights from the purchase of containers from institutional investors	(156)

Balance as of December 31, 2014	$24,991

(1)	Represents a step acquisition adjustment related to TL’s purchase of 3,000 additional Class A shares of TMCL on November 1, 2007. The adjustment was recorded to increase the balance of lease contracts to an amount that equaled the fair market value of the lease contracts on the date of the acquisition.

Schedule of Future Amortization of Intangible Assets

The following is a schedule, by year, of future amortization of intangible assets as of December 31, 2014:

Year ending December 31:
2015	$4,674
2016	4,597
2017	4,346
2018	4,177
2019 and thereafter	7,197

Total future amortization of intangible assets	$24,991